BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2023 (UNAUDITED)

	NUMBER OF
	SHARES		VALUE
LONG POSITIONS—115.7%
COMMON STOCKS—91.2%
Communication Services—7.1%
Activision Blizzard, Inc.#Ɨ	6,783		$543,997
Alphabet, Inc., Class A*Ɨ	8,379		1,029,528
Baidu, Inc., Class A*	54,048		829,861
Entravision Communications Corp., Class AƗ	207,858		858,454
Nexstar Media Group, Inc., Class A(a)	6,806		1,027,161
TEGNA, Inc.	24,039		372,364
			4,661,365
Consumer Discretionary—7.7%
Alibaba Group Holding Ltd.*	27,504		273,730
Arcos Dorados Holdings, Inc., Class A	145,818		1,232,161
Bowlero Corp.*(a)	22,805		261,345
Carriage Services, Inc.(a)Ɨ	16,151		422,510
Cavco Industries, Inc.*	1,704		424,262
JD.com, Inc., Class A	22,086		359,816
Las Vegas Sands Corp.*(a)	4,937		272,177
Perdoceo Education Corp.*Ɨ	42,606		502,325
Stellantis NV(a)	36,273		554,977
Stride, Inc.*Ɨ	17,761		717,722
			5,021,025
Consumer Staples—2.0%
British American Tobacco PLC - SP ADR	15,173		481,136
Coca-Cola European Partners PLC(a)	4,077		254,364
Vector Group Ltd.Ɨ	48,112		563,391
			1,298,891
Energy—6.1%
BP PLC - SP ADR	22,534		759,621
Canadian Natural Resources Ltd.	25,023		1,348,239
Marathon Petroleum Corp.Ɨ	8,325		873,376
Schlumberger Ltd.	7,760		332,361
VAALCO Energy, Inc.	67,094		258,983
Vitesse Energy, Inc.(a)	18,940		437,324
			4,009,904
Financials—15.7%
American International Group, Inc.Ɨ	9,924		524,285
Bank of America Corp.Ɨ	23,167		643,811
BGC Partners, Inc., Class AƗ	241,835		984,268
Charles Schwab Corp., (The)	10,279		541,601
Citigroup, Inc.Ɨ	12,182		539,906
Crawford & Co., Class AƗ	32,418		320,290
Evercore, Inc., Class A(a)	2,895		312,515
Fairfax Financial Holdings Ltd.	1,695		1,216,569
FleetCor Technologies, Inc.*(a)	2,461		557,540
Intercorp Financial Services, Inc.	12,682		269,492
Jefferies Financial Group, Inc.Ɨ	26,471		795,983
KB Financial Group, Inc. - ADR	12,874		463,464
OP BancorpƗ	15,191		119,097
Prudential Financial, Inc.(a)	2,964		233,237
Reinsurance Group of America, Inc.	3,591		502,740
Stifel Financial Corp.(a)Ɨ	16,347		908,403
Wells Fargo & Co.Ɨ	20,475		815,110
Willis Towers Watson PLC	2,168		474,467
			10,222,778
Health Care—18.9%
Amgen, Inc.Ɨ	2,936		647,828
Biote Corp., Class A*(a)	46,795		255,969
Bristol-Myers Squibb Co.	14,185		914,081
Catalyst Pharmaceuticals, Inc.*Ɨ	54,923		634,361
Centene Corp.*Ɨ	11,641		726,515
Cigna Group, (The)Ɨ	3,241		801,856
CVS Health Corp.Ɨ	12,497		850,171
Elevance Health, Inc.Ɨ	2,600		1,164,332
HCA Healthcare, Inc.	1,995		527,059
Henry Schein, Inc.*	8,125		600,437
Jazz Pharmaceuticals PLC*	2,210		283,234
Johnson & JohnsonƗ	6,071		941,369
Lantheus Holdings, Inc.*(a)	10,502		909,368
Medtronic PLCƗ	8,535		706,357
Novartis AG - SP ADRƗ	10,497		1,010,336
Quipt Home Medical Corp.*(a)	62,952		308,465
UnitedHealth Group, Inc.Ɨ	1,357		661,185
Universal Health Services, Inc., Class BƗ	2,634		348,030
			12,290,953
Industrials—11.9%
Acuity Brands, Inc.(a)	1,832		276,064
Barrett Business Services, Inc.Ɨ	9,366		786,744
Builders FirstSource, Inc.*#Ɨ	9,761		1,131,788
CACI International, Inc., Class A*	1,709		511,367
Concentrix Corp.Ɨ	2,004		175,751
CoreCivic, Inc.*	39,361		339,292
Euroseas Ltd.	14,723		297,993
Galliford Try Holdings PLC	149,182		334,406
Heidrick & Struggles International, Inc.Ɨ	5,251		127,337
Korn Ferry(a)	7,135		335,345
Quanta Services, Inc.Ɨ	2,942		522,440
RCM Technologies, Inc.*	16,713		270,918
Ryanair Holdings PLC - SP ADR*(a)	5,119		537,904
Sterling Infrastructure, Inc.*	10,451		481,478
Textron, Inc.	9,530		589,621
UFP Industries, Inc.(a)	3,301		257,808
V2X, Inc.*	7,919		326,659
Wabash National Corp.(a)	18,017		422,499
			7,725,414
Information Technology—16.1%
Arrow Electronics, Inc.*Ɨ	2,190		277,342
Box, Inc., Class A*(a)	10,620		299,166
Check Point Software Technologies Ltd.*	7,462		931,332
Cisco Systems, Inc.Ɨ	17,281		858,347
Cognizant Technology Solutions Corp., Class AƗ	11,531		720,572
DocuSign, Inc.*#	6,699		377,824
Dropbox, Inc., Class A*Ɨ	20,115		463,047
Extreme Networks, Inc.*	27,422		564,893
Fabrinet*Ɨ	1,666		188,625
Hackett Group, Inc., (The)Ɨ	26,936		522,289
InterDigital, Inc.(a)	7,098		589,418
Microchip Technology, Inc.	6,032		453,968
Open Text Corp.Ɨ	18,177		756,527
Oracle Corp.Ɨ	3,066		324,812
Pure Storage, Inc., Class A*	19,557		563,046
QUALCOMM, Inc.Ɨ	6,658		755,084
Richardson Electronics Ltd.Ɨ	23,161		384,241
Rimini Street, Inc.*	103,060		474,076
Splunk, Inc.*	4,924		488,904
Telefonaktiebolaget LM Ericsson - SP ADR(a)Ɨ	97,996		505,659
			10,499,172
Materials—4.4%
Berry Global Group, Inc.Ɨ	11,161		638,521
Dundee Precious Metals, Inc.	46,422		319,739
Ecovyst, Inc.*	81,526		818,521
Ferroglobe PLC*	56,921		247,037
POSCO Holdings, Inc. - SP ADR(a)	3,822		259,437
Rio Tinto PLC - SP ADRƗ	3,562		210,336
Ternium SA - SP ADRƗ	10,040		374,593
			2,868,184
Real Estate—1.3%
Newmark Group, Inc., Class AƗ	103,631		592,770
Simon Property Group, Inc.	2,414		253,832
			846,602
TOTAL COMMON STOCKS
(Cost $46,803,980)			59,444,288

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—14.6%
Mount Vernon Liquid Assets Portfolio, LLC, 5.22%(b)	9,494,021		9,494,021
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $9,494,021)			9,494,021
SHORT-TERM INVESTMENTS—9.9%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 5.08%(b)Ɨ	2,804		2,804
Federated Hermes U.S. Treasury Cash Reserves, 4.97%(b)Ɨ	2,804		2,804
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 4.88%(b)Ɨ	2,804		2,804
MSILF Treasury Securities Portfolio, 4.94%(b)Ɨ	2,804		2,804
U.S. Bank Money Market Deposit Account, 5.00%(b)	6,411,572		6,411,572
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,422,788)			6,422,788
TOTAL LONG POSITIONS—115.7%
(Cost $62,720,789)			75,361,097
SECURITIES SOLD SHORT—(21.2%)
COMMON STOCKS—(21.2%)
Communication Services—(1.3%)
AST SpaceMobile, Inc.*	(44,242)		(239,791)
CTC Communications Group, Inc.*‡	(98,900)		0
Roblox Corp., Class A*	(6,524)		(273,095)
Rumble, Inc.*	(35,108)		(346,516)
			(859,402)
Consumer Discretionary—(5.9%)
Brunswick Corp.	(3,167)		(239,109)
Dutch Bros, Inc., Class A*	(7,356)		(208,616)
Floor & Decor Holdings, Inc., Class A*	(2,935)		(267,995)
Funko, Inc., Class A*	(15,207)		(185,525)
GrowGeneration Corp.*	(21,460)		(79,402)
Krispy Kreme, Inc.	(19,735)		(294,841)
LGI Homes, Inc.*	(1,684)		(191,589)
Mattel, Inc.*	(17,292)		(301,054)
Mister Car Wash, Inc.*	(17,727)		(146,248)
Nerdy, Inc.*	(57,242)		(148,257)
Peloton Interactive, Inc., Class A*	(9,044)		(65,840)
Portillo's, Inc., Class A*	(12,876)		(258,421)
Qsound Labs, Inc.*‡	(4,440)		0
Tesla, Inc.*	(2,558)		(521,653)
Vizio Holding Corp., Class A*	(24,036)		(156,955)
Warby Parker, Inc., Class A*	(14,641)		(161,197)
Wingstop, Inc.	(920)		(183,411)
Workhorse Group, Inc.*	(81,444)		(68,470)
WW International, Inc.*	(42,133)		(276,393)
YETI Holdings, Inc.*	(3,317)		(121,303)
			(3,876,279)
Consumer Staples—(2.0%)
Amish Naturals, Inc.*‡	(25,959)		0
BRC, Inc., Class A*	(41,578)		(224,105)
Fevertree Drinks PLC	(12,754)		(214,976)
Freshpet, Inc.*	(3,776)		(225,654)
National Beverage Corp.*	(4,217)		(208,404)
Tootsie Roll Industries, Inc.	(3,253)		(127,084)
Westrock Coffee Co.*	(26,487)		(292,284)
			(1,292,507)
Energy—(0.4%)
Beard Co., (The)*‡	(9,710)		0
Enviva, Inc.	(6,014)		(52,803)
Green Plains, Inc.*	(7,144)		(207,176)
			(259,979)
Financials—(0.5%)
Affirm Holdings, Inc.*	(12,866)		(191,189)
P10, Inc., Class A	(14,398)		(153,051)
			(344,240)
Health Care—(2.0%)
10X Genomics, Inc., Class A*	(2,854)		(149,721)
Beam Therapeutics, Inc.*	(2,517)		(80,292)
BodyTel Scientific, Inc.*‡	(4,840)		0
CareView Communications, Inc.*	(174,320)		(7,409)
Cassava Sciences, Inc.*	(7,432)		(168,781)
Celldex Therapeutics, Inc.*	(4,001)		(127,232)
Glaukos Corp.*	(4,321)		(246,383)
Guardant Health, Inc.*	(10,866)		(318,591)
Revance Therapeutics, Inc.*	(5,702)		(174,253)
			(1,272,662)
Industrials—(2.9%)
Ameresco, Inc., Class A*	(3,220)		(138,718)
Applied Energetics, Inc.*	(57,676)		(150,534)
Array Technologies, Inc.*	(11,608)		(257,349)
AZEK Co., Inc., (The)*	(9,703)		(225,595)
Corporate Resource Services, Inc.*‡	(218,896)		(219)
Custom Truck One Source, Inc.*	(30,483)		(196,311)
DynaMotive Energy Systems Corp.*‡	(72,185)		(7)
Ener1, Inc.*‡	(102,820)		(10)
Fiverr International Ltd.*	(8,864)		(232,148)
MillerKnoll, Inc.	(20,060)		(271,813)
Omega Flex, Inc.	(2,769)		(288,447)
Sunrun, Inc.*	(6,324)		(111,555)
Valence Technology, Inc.*‡	(27,585)		(3)
			(1,872,709)
Information Technology—(6.0%)
ANTs software, Inc.*‡	(10,334)		(1)
BILL Holdings, Inc.*	(1,701)		(176,190)
Confluent, Inc., Class A*	(7,503)		(238,145)
Consygen, Inc.*‡	(200)		0
Crowdstrike Holdings, Inc., Class A*	(1,051)		(168,297)
Envestnet, Inc.*	(4,223)		(220,990)
Guidewire Software, Inc.*	(2,390)		(198,322)
HashiCorp, Inc., Class A*	(7,738)		(265,723)
Impinj, Inc.*	(3,086)		(315,821)
Interliant, Inc.*‡	(600)		0
Lightwave Logic, Inc.*	(45,396)		(336,384)
Marathon Digital Holdings, Inc.*	(7,047)		(68,990)
MicroVision, Inc.*	(71,333)		(334,552)
Navitas Semiconductor Corp.*	(31,953)		(273,198)
nCino, Inc.*	(12,467)		(342,718)
Nestor, Inc.*‡	(15,200)		(1)
Netlist, Inc.*	(42,125)		(191,458)
Procore Technologies, Inc.*	(3,531)		(213,520)
Sprout Social, Inc., Class A*	(4,505)		(195,112)
Tiger Telematics, Inc.*‡	(6,510)		0
Uni-Pixel, Inc.*	(19,665)		0
Unity Software, Inc.*	(8,746)		(259,931)
Wolfspeed, Inc.*	(2,244)		(107,802)
Worldgate Communications, Inc.*‡	(582,655)		(58)
XRiver Corp.*‡	(34,156)		0
			(3,907,213)
Materials—(0.2%)
PureCycle Technologies, Inc.*	(18,110)		(124,778)
TOTAL COMMON STOCKS
(Proceeds $(20,930,880))			(13,809,769)
TOTAL SECURITIES SOLD SHORT—(21.2%)
(Proceeds $(20,930,880))			(13,809,769)
	NUMBER OF	NOTIONAL
	CONTRACTS	AMOUNT
OPTIONS WRITTEN ƗƗ—(0.4%)
Call Options Written—(0.4%)
Builders FirstSource, Inc.
Expiration:
01/19/2024,
Exercise Price:
95.00	(86)	(997,170)	(257,140)
DocuSign, Inc.
Expiration:
06/16/2023,
Exercise Price:
65.00	(66)	(372,240)	(10,164)
TOTAL CALL OPTIONS WRITTEN
(Premiums received $(174,831))			(267,304)
Put Options Written—(0.0%)
Activision Blizzard, Inc.
Expiration:
01/19/2024,
Exercise Price:
52.50	(66)	(529,320)	(2,343)
TOTAL PUT OPTIONS WRITTEN
(Premiums received $(13,330))			(2,343)
TOTAL OPTIONS WRITTEN
(Premiums received $(188,161))			(269,647)
OTHER ASSETS IN EXCESS OF LIABILITIES—5.9%			3,859,186
NET ASSETS—100.0%			$65,140,867

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2023, the market value of securities on loan was $9,129,779.
(b)	The rate shown is as of May 31, 2023.
Ɨ	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	Security segregated as collateral for options written.
ƗƗ	Primary risk exposure is equity contracts.
‡
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of May 31, 2023, these securities amounted to $(299) or 0.0% of net assets.

The above industry classifications are based upon the The Global Industry Classification Standard (“GICS”®). GICS was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use.

Industry classifications may be different than those used for compliance monitoring purposes.

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS LONG/SHORT EQUITY FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2023 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Long/Short Equity Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2023, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3		INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Communication Services	$4,661,365	$3,831,504	$829,861	$-		$-
Consumer Discretionary	5,021,025	4,387,479	633,546	-		-
Consumer Staples	1,298,891	1,298,891	-	-		-
Energy	4,009,904	4,009,904	-	-		-
Financials	10,222,778	10,222,778	-	-		-
Health Care	12,290,953	12,290,953	-	-		-
Industrials	7,725,414	7,725,414	-	-		-
Information Technology	10,499,172	10,499,172	-	-		-
Materials	2,868,184	2,868,184	-	-		-
Real Estate	846,602	846,602	-	-		-
Investments Purchased with Proceeds from Securities Lending Collateral	9,494,021	-	-	-		9,494,021
Short-Term Investments	6,422,788	6,422,788	-	-		-
Total Assets	$75,361,097	$64,403,669	$1,463,407	$-		$9,494,021

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3		INVESTMENTS MEASURED AT NET ASSET VALUE*
Securities Sold Short
Communication Services	$(859,402)	$(859,402)	$-	$-	**	$-
Consumer Discretionary	(3,876,279)	(3,876,279)	-	-	**	-
Consumer Staples	(1,292,507)	(1,292,507)	-	-	**	-
Energy	(259,979)	(259,979)	-	-	**	-
Financials	(344,240)	(344,240)	-	-		-
Health Care	(1,272,662)	(1,272,662)	-	-	**	-
Industrials	(1,872,709)	(1,872,470)	-	(239)		-
Information Technology	(3,907,213)	(3,907,153)	-	(60)		-
Materials	(124,778)	(124,778)	-	-		-
Options Written
Equity Contracts	(269,647)	(10,164)	(259,483)	-		-
Total Liabilities	$(14,079,416)	$(13,819,634)	$(259,483)	$(299)		$-

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy included to reconcile to the amounts presented in the Portfolio of Investments.

** Value equals zero as of the end of the reporting period.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2023, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.